GODFREY & KAHN, S.C.

ATTORNEYS AT LAW

780 North Water Street

Milwaukee, Wisconsin 53202

Telephone No.:  (414) 273-3500

Fax No.:  (414) 273-5198

May 3, 2005

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:

Baird Funds, Inc.

Securities Act Registration No. 333-40128; Investment Company Act No. 811-09997

Ladies and Gentlemen:

On behalf of Baird Funds, Inc. (the “Company”), in lieu of filing the form of Prospectuses and Statements of Additional Information as required by Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectuses and Statements of Additional Information contained in the most recent amendment to the Company’s Registration Statement on Form N-1A (i.e., Post-Effective Amendment No. 15 to the Company’s Registration Statement).  Post-Effective Amendment No. 15 was filed electronically via EDGAR on April 28, 2005.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Jasna B. Dolgov

Jasna B. Dolgov

cc:

Lisa Kollmeyer

Michael Ricks

Carol A. Gehl

Ellen Drought